Provisions - Provisions for Tax Proceedings (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Other provisions at beginning of period	€ 2,128
Other provisions at end of period	2,630	€ 2,128
Brazil
Disclosure of other provisions [line items]
Other provisions at beginning of period	879
Other provisions at end of period	1,300	879
Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions at beginning of period	340	282
Movements with a counterparty in the income statement	31	44
Write-offs due to payment	(6)	(19)
Monetary updating	37	29
Translation differences	44	4
Other provisions at end of period	€ 446	€ 340